Income Before Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	¥ 13,076	$ 1,878	¥ 23,524	¥ 22,088
Non-PRC	(13,416)	(1,927)	3,801	(805)
Income (loss) before income taxes	¥ (340)	$ (49)	¥ 27,325	¥ 21,283